Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Accounts receivable, net of allowances	$ 9,745	$ 10,891
Accumulated depreciation	$ 122,383	$ 107,037
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	105,000,000	105,000,000
Common stock, shares issued (in shares)	38,514,000	38,423,000
Common stock, shares outstanding (in shares)	38,514,000	38,423,000